SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable	$ 10,217,709	$ 7,403,308	$ 6,161,249
Allowances for doubtful accounts	(274,561)	(273,979)	(271,436)
Total accounts receivable	$ 9,943,148	$ 7,129,329	$ 5,889,813